Capital Stock (Tables)	12 Months Ended
Jan. 31, 2020
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Summary of Changes in Capital Stock Issued and Outstanding
The changes in capital stock issued and outstanding were as follows:

	Number of shares	Carrying Amount
Subordinate voting shares
Balance as at February 1, 2018	38,307,827	$229.7
Issued upon exercise of stock options	264,478	9.4
Issued in exchange of multiple voting shares	8,851,088	0.7
Repurchased under the NCIB	(4,383,370)	(26.4)
Balance as at January 31, 2019	43,040,023	213.4
Issued upon exercise of stock options	459,287	17.2
Issued in exchange of multiple voting shares	8,209,713	0.7
Repurchased under the SIB	(6,342,494)	(30.4)
Repurchased under the NCIB	(2,955,555)	(14.0)
Balance as at January 31, 2020	42,410,974	$186.9

Multiple voting shares
Balance as at February 1, 2018	62,952,472	$5.1
Exchanged for subordinate voting shares	(8,851,088)	(0.7)
Balance as at January 31, 2019	54,101,384	$4.4
Exchanged for subordinate voting shares	(8,209,713)	(0.7)
Balance as at January 31, 2020	45,891,671	$3.7

Total outstanding as at January 31, 2020	88,302,645	$190.6